Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Operating revenues		$ 1,207	$ 1,142
Operating expenses:
Operation and maintenance	[1]	493	468
Depreciation and amortization		237	216
General taxes		86	87
Total operating expenses, net		816	771
Operating income		391	371
Other income (expense):
Interest expense		(163)	(144)
Interest income		12	22
Non-operating benefit costs, net		5	4
Other, net		14	17
Total other income (expense)		(132)	(101)
Income before income taxes		259	270
Provision for income taxes		63	65
Net income attributable to common shareholders		$ 196	$ 205
Basic earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 1	$ 1.05
Diluted earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 1	$ 1.05
Weighted average common shares outstanding:
Basic (in shares)		195	195
Diluted (in shares)		195	195

[1]	Significant segment expense.
[2]	Amounts may not calculate due to rounding.